Related Party Transactions (Details) - Schedule of composition of the related party balance - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Composition Of The Related Party Balance Abstract
Promissory note	$ 650,000	$ 300,000
Accrual for Administrative Services Agreement	10,000	10,000
Total	$ 660,000	$ 310,000